CREDIT ARRANGEMENTS AND DEBT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Outstanding Borrowings

Long-term debt consists of the following (in thousands):

	December 31,
	2011	2012
Tranche B term loans	$350,946	$346,111
Series C new term loans	-	84,363
Senior subordinated notes	300,000	300,000
Senior notes	174,055	197,810
Original issue discount	(10,656)	(8,012)
Deferred financing costs	(15,088)	(13,629)

Total debt	799,257	906,643
Less current maturities	4,814	2,036

Long-term debt	$794,443	$904,607